Stock-Based Compensation	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
Stock-Based Compensation
In April 2017, Encore’s Board of Directors (the “Board”) approved the Encore Capital Group, Inc. 2017 Incentive Award Plan (the “2017 Plan”), which was then approved by the Company’s stockholders on June 15, 2017. The 2017 Plan superseded the Company’s 2013 Incentive Compensation Plan (as amended, the “2013 Plan”), which had previously superseded the Company’s 2005 Stock Incentive Plan (“2005 Plan”). Board members, employees, and consultants of Encore and its subsidiaries and affiliates are eligible to receive awards under the 2017 Plan. Subject to certain adjustments, the Company may grant awards for an aggregate of 5,713,571 shares of the Company’s common stock under the 2017 Plan. The aggregate number of shares available for issuance under the 2017 Plan will be reduced by 2.12 shares for each share delivered in settlement of any full value award and by one share for each share delivered in settlement of any stock option or stock appreciation right. If an award under the 2017 Plan or the 2013 Plan expires, lapses or is terminated, exchanged for cash, surrendered, repurchased, canceled without having been fully exercised or forfeited, the unused shares covered by such award will again become or again be available for award grants under the 2017 Plan. Shares available under the 2017 Plan will be increased by 2.12 shares for each share subject to a full value award and by one share for each share subject to a stock option or a stock appreciation right, in each case, that become or again be available for issuance pursuant to the foregoing share counting provisions.
The 2017 Plan provides for the grant of incentive stock options, nonqualified stock options, restricted stock, restricted stock units, dividend equivalent rights, stock appreciation rights, cash awards, performance-based awards and any other types of awards not inconsistent with the 2017 Plan. The awards under the 2017 Plan consist of compensation subject to authoritative guidance for stock-based compensation.
In accordance with authoritative guidance for stock-based compensation, compensation expense is recognized only for those shares expected to vest, based on the Company’s historical experience and future expectations. The Company has elected a policy of estimating expected forfeitures. Total stock-based compensation expense during the years ended December 31, 2017, 2016, and 2015 was $10.4 million, $12.6 million, and $22.0 million, respectively. The actual tax benefit from stock-based compensation arrangements totaled $3.6 million, $4.9 million, and $7.4 million for the years ended December 31, 2017, 2016, and 2015, respectively. Cash received from option exercise under all share-based payment arrangements for the years ended December 31, 2017, 2016 and 2015, was $0.5 million, $0.4 million and $1.0 million, respectively.
The Company’s stock-based compensation arrangements are described below:
Stock Options
Under the 2005 Plan, option awards were generally granted with an exercise price equal to the market price of the Company’s stock at the date of issuance. They generally vest over three to five years of continuous service, and have ten-year contractual terms. Other than the Performance Options discussed below, no options have been awarded under the 2013 Plan.
The Company uses the Black-Scholes option-pricing model to determine the fair-value of stock-based awards. All options are amortized ratably over the requisite service periods of the awards, which are generally the vesting periods. There were no options granted during the years ended December 31, 2017, 2016, or 2015. As of December 31, 2017, all outstanding stock options have been fully vested and all related compensation expenses have been fully recognized.
A summary of the Company’s stock option activity as of December 31, 2017, and changes during the year then ended, is presented below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2016	103,546	$15.24
Exercised	(37,780)	13.46
Outstanding at December 31, 2017	65,766	$16.27	2.5	$1,699
Exercisable at December 31, 2017	65,766	$16.27	2.5	$1,699

The total intrinsic value of options exercised during the years ended December 31, 2017, 2016 and 2015 was $0.8 million, $0.1 million and $1.2 million, respectively.
Performance Stock Options
Under the 2017 Plan and the 2013 Plan, the Company has granted performance stock options, with an exercise price equal to the closing price of the Company’s stock at the date of issuance, that vest in equal annual installments over a three year service period but only if, within four years from the date of grant, the 20 trading day average of the closing price of the Company’s stock (subject to dividend-related adjustments) exceeds a target equal to a 25% increase from the closing price on the date of grant. These performance options have a seven year contractual life.
The fair value for options granted was estimated at the date of grant using a lattice-based option valuation model with the assumptions noted in the following table. Expected volatility is based on the historical stock price volatility over the last seven years, which is commensurate with the performance options remaining contractual term. The risk-free rate for the periods within the contractual life of the option is based on the zero-coupon U.S. Treasury bill that is commensurate with the remaining performance measurement period of seven years at the time of grant. The expected term is assumed to occur at the midpoint of the vesting of each tranche and the contractual term of the performance options granted and represents the period that options granted are expected to be outstanding. All options are amortized ratably over the requisite service periods of the awards, which are generally the vesting periods.

Expected volatility	39.61- 40.30%
Risk free interest rate	1.98- 2.43%
Dividend yield	0.00%
Expected term (in years)	4.14- 5.01

A summary of the Company’s performance stock option activity as of December 31, 2017, and changes during the year then ended, is presented below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2016	—	$—
Awarded	340,996	31.32
Cancelled/forfeited	(74,474)	30.95
Outstanding at December 31, 2017	266,522	$31.43	6.0	$2,845
Vested or Expected to Vest at December 31, 2017	244,865	$31.47	6.0	$2,603
Exercisable at December 31, 2017	—	$—	—	$—

The weighted-average grant-date fair value of performance options granted during the year ended December 31, 2017 was $11.53. None of the performance options were exercised during the year ended December 31, 2017. As of December 31, 2017, there was $1.4 million of total unrecognized compensation cost related to non-vested performance stock options which is expected to be recognized over a period of approximately 1.5 years.
Non-Vested Shares
The Company’s 2017 Plan (and previously, the 2013 Plan and 2005 Plan), permits restricted stock units, restricted stock awards, performance stock units, and performance stock awards (collectively “stock awards”). The fair value of non-vested shares with service condition and/or performance condition that affect vesting is equal to the closing sale price of the Company’s common stock on the date of issuance. Compensation cost is recognized only for the awards that ultimately vest. The Company has certain share awards that include market conditions that affect vesting, the fair value of these shares is estimated using a lattice model. Compensation cost is not adjusted if the market condition is not met, as long as the requisite service is provided. For the majority of non-vested shares, shares are issued on the vesting dates net of the number of shares needed to satisfy minimal statutory tax withholding requirements. The tax obligations are then paid by the Company on behalf of the employees.
A summary of the status of the Company’s stock awards as of December 31, 2017, and changes during the year then ended, is presented below:

	Non-Vested Shares (1)	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2016	1,006,471	$31.69
Awarded	374,569	$33.09
Vested	(236,820)	$36.43
Cancelled/forfeited	(338,463)	$31.61
Non-vested at December 31, 2017	805,757	$30.98
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(1)
Certain of the Company’s stock awards have a vesting matrix under which the stock awards can vest at a maximum level that is 200% of the shares that would vest for achieving the performance goals at target. The number of shares presented is based on achieving the performance goals at target levels as defined in the stock award agreements. As of December 31, 2017 and 2016, the maximum number of non-vested performance shares that could vest under the provisions of the agreements was 1,038,272 and 1,340,375, respectively.

Unrecognized compensation cost related to non-vested shares as of December 31, 2017, was $10.0 million. The weighted-average remaining expense period, based on the unamortized value of these outstanding non-vested shares, was approximately 1.4 years. The fair value of restricted stock units and restricted stock awards vested for the years ended December 31, 2017, 2016, and 2015 was $7.8 million, $12.5 million, and $16.5 million, respectively.